Shareholder Report, Holdings (Details) - C000031584	Dec. 31, 2024
61747C707 | Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	18.80%
023586506 | U-Haul Holding Co., Class B
Holdings [Line Items]
Percent of Net Asset Value	7.00%
020002101 | Allstate Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	6.10%
26441C204 | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
58933Y105 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
125896100 | CMS Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	4.50%
00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.80%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	77.10%
InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	18.80%
InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	3.70%